Document and Entity Information Document	Feb. 16, 2021	Nov. 23, 2020
Document and Entity Information [Abstract]
Entity Central Index Key		0001090872
Title of 12(b) Security	COMMON STOCK, $0.01 PAR VALUE
Entity Incorporation, State or Country Code	DE
Document Type		8-K
Document Period End Date	Feb. 16, 2021
Entity Registrant Name		AGILENT TECHNOLOGIES, INC.
Entity Tax Identification Number	001-15405
Entity Tax Identification Number	77-0518772
Entity Address, Address Line One	5301 Stevens Creek Boulevard
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95051
City Area Code	(800)
Local Phone Number	227-9770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Trading Symbol	A
Security Exchange Name	NYSE
Amendment Flag		false